Risk management - Structural Market Risk - Structural VaR (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Diversification effect
Main market risk metric
VaR	€ (9.9)	€ (11.5)	€ (7.6)
Exchange rate risk
Main market risk metric
VaR	2.6	6.2	3.3
Equity price risk
Main market risk metric
VaR	4.8	2.8	1.9
Minimum | Diversification effect
Main market risk metric
VaR	(4.3)
Minimum | Exchange rate risk
Main market risk metric
VaR	1.8
Minimum | Equity price risk
Main market risk metric
VaR	1.0
Weighted average | Diversification effect
Main market risk metric
VaR	(8.2)	(9.3)	(8.0)
Weighted average | Exchange rate risk
Main market risk metric
VaR	3.9	3.9	6.6
Weighted average | Equity price risk
Main market risk metric
VaR	2.9	2.4	3.0
Maximum | Diversification effect
Main market risk metric
VaR	(24.6)
Maximum | Exchange rate risk
Main market risk metric
VaR	8.4
Maximum | Equity price risk
Main market risk metric
VaR	15.3
Banking Book | Structural risks
Main market risk metric
VaR	729.1	556.8	815.7
Banking Book | Diversification effect
Main market risk metric
VaR	(402.0)	(267.7)	(376.8)
Banking Book | Interest rate; credit spread
Main market risk metric
VaR	629.7	319.5	459.6
Banking Book | Exchange rate risk
Main market risk metric
VaR	331.7	324.9	471.2
Banking Book | Equity price risk
Main market risk metric
VaR	169.8	180.1	261.6
Banking Book | Minimum | Structural risks
Main market risk metric
VaR	438.2
Banking Book | Minimum | Diversification effect
Main market risk metric
VaR	(225.5)
Banking Book | Minimum | Interest rate; credit spread
Main market risk metric
VaR	224.7
Banking Book | Minimum | Exchange rate risk
Main market risk metric
VaR	283.5
Banking Book | Minimum | Equity price risk
Main market risk metric
VaR	155.5
Banking Book | Weighted average | Structural risks
Main market risk metric
VaR	511.4	568.5	878.0
Banking Book | Weighted average | Diversification effect
Main market risk metric
VaR	(304.2)	(325.0)	(337.3)
Banking Book | Weighted average | Interest rate; credit spread
Main market risk metric
VaR	345.6	337.1	373.9
Banking Book | Weighted average | Exchange rate risk
Main market risk metric
VaR	308.1	338.9	546.9
Banking Book | Weighted average | Equity price risk
Main market risk metric
VaR	161.9	€ 217.6	€ 294.5
Banking Book | Maximum | Structural risks
Main market risk metric
VaR	729.1
Banking Book | Maximum | Diversification effect
Main market risk metric
VaR	(404.3)
Banking Book | Maximum | Interest rate; credit spread
Main market risk metric
VaR	629.7
Banking Book | Maximum | Exchange rate risk
Main market risk metric
VaR	332.1
Banking Book | Maximum | Equity price risk
Main market risk metric
VaR	€ 171.7